AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 86.5%
Asset-Backed Securities — 21.7%
Automobiles — 5.0%
AmeriCredit Automobile Receivables Trust,
Series 2020-03, Class C
1.060%	08/18/26	100	$100,666
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,035,976
Series 2021-01, Class C
0.940%	12/15/26	100	99,535
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	100,000
Ford Credit Auto Owner Trust,
Series 2021-A, Class C
0.830%	08/15/28	100	98,933
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	100	99,686
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	100	100,105
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	100	100,318
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	140	140,170
Series 2019-01A, Class A, 144A
3.630%	09/14/27	200	214,370
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	100	99,340
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	100	100,646
Series 2021-01, Class C
0.750%	02/17/26	100	100,409
Series 2021-02, Class C
0.900%	06/15/26	100	100,351
Series 2021-03, Class C
0.950%	09/15/27	100	100,181
			2,590,686
Collateralized Loan Obligations — 14.4%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.106%(c)	10/15/28	634	634,054
Carlyle Global Market Strategies (Cayman Islands),
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
0.000%(cc)	07/20/34	500	498,854
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34	250	249,775
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.136%(c)	04/15/31	500	$499,925
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.261%(c)	05/21/34	250	251,381
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.134%(c)	10/20/31	1,000	1,000,500
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.294%(c)	10/20/31	500	499,835
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.414%(c)	01/20/32	250	251,680
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.164%(c)	04/20/31	742	742,518
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34	250	249,267
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.974%(c)	04/20/28	321	321,053
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31	500	500,140
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.474%(c)	07/20/32	500	500,256
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.288%(c)	01/22/31	250	249,999
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.076%(c)	04/15/29	924	923,253
			7,372,490
Credit Cards — 2.0%
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	1,050,123
A1

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	132	$131,881

Total Asset-Backed Securities (cost $11,045,640)			11,145,180
Commercial Mortgage-Backed Securities — 15.3%
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	998	1,036,261
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	76	76,463
Series 2014-CR21, Class A3
3.528%	12/10/47	448	474,882
Series 2015-DC01, Class ASB
3.142%	02/10/48	465	477,673
Series 2015-PC01, Class A5
3.902%	07/10/50	500	545,159
Series 2016-COR1, Class ASB
2.972%	10/10/49	1,100	1,156,676
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	11,982	623,606
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	97	97,882
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,055	1,119,843
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	662	662,687
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB
3.514%	12/15/49	938	1,003,805
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	585	595,950

Total Commercial Mortgage-Backed Securities (cost $7,881,960)			7,870,887
Corporate Bonds — 18.3%
Agriculture — 0.3%
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	165	165,083
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	295	300,165
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	20,875
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Sr. Unsec’d. Notes
2.400%	04/10/28	195	$197,088
			518,128
Banks — 5.0%
Bank of America Corp.,
Sub. Notes, MTN
4.450%	03/03/26	465	520,816
Citigroup, Inc.,
Sub. Notes
4.400%	06/10/25	370	409,396
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	250	263,234
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	64,266
3.850%	01/26/27	170	186,773
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	85	86,953
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	90	90,419
Sr. Unsec’d. Notes
3.200%	06/15/26	275	296,852
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	385	434,142
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	197,927
			2,550,778
Commercial Services — 1.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	831,363
Diversified Financial Services — 1.8%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	267,637
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	380	387,898
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	263,596
			919,131
Electric — 2.4%
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	15,930
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	460	496,785

A2

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	35	$36,949
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	615	660,412
			1,210,076
Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	25	26,778
Insurance — 1.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	750	816,650
Media — 1.1%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27(a)	500	547,466
Miscellaneous Manufacturing — 0.7%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.400%	03/16/27	350	383,795
Packaging & Containers — 0.3%
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	149,900
Pharmaceuticals — 0.3%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	136	155,078
Pipelines — 0.7%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	315	339,638
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	255	292,400
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	200	198,778
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.050%	02/15/28	150	151,227
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	135	137,053
			779,458

Total Corporate Bonds (cost $8,915,111)			9,393,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 4.5%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	$206,449
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	260	264,268
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	300	313,642
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	500	506,492
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	780	842,695
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	207,542

Total Sovereign Bonds (cost $2,223,353)			2,341,088
U.S. Government Agency Obligations — 9.5%
Federal Home Loan Bank
0.375%	09/04/25	1,500	1,477,100
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	1,500	1,479,395
Federal National Mortgage Assoc.
0.500%	06/17/25	500	496,618
2.125%	04/24/26(k)	1,345	1,416,914

Total U.S. Government Agency Obligations (cost $4,847,087)			4,870,027
U.S. Treasury Obligations — 17.2%
U.S. Treasury Bonds
2.250%	05/15/41	475	494,074
2.375%	05/15/51	100	106,750
2.500%	02/15/46	110	118,989
3.625%	02/15/44(k)	1,695	2,181,253
U.S. Treasury Notes
2.375%	08/15/24(k)	385	405,724
2.875%	05/15/28	1,790	1,975,153
3.125%	11/15/28	3,157	3,548,061

Total U.S. Treasury Obligations (cost $9,152,613)			8,830,004

Total Long-Term Investments (cost $44,065,764)			44,450,508

A3

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 13.1%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	547,484	$5,042,324
PGIM Core Ultra Short Bond Fund(wc)	1,027,082	1,027,082
PGIM Institutional Money Market Fund (cost $664,358; includes $664,340 of cash collateral for securities on loan)(b)(wc)	664,758	664,359

Total Short-Term Investments (cost $6,735,439)		6,733,765

TOTAL INVESTMENTS—99.6% (cost $50,801,203)		51,184,273

Other assets in excess of liabilities(z) — 0.4%		184,470

Net Assets — 100.0%		$51,368,743

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
T	Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $647,875; cash collateral of $664,340 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	5 Year U.S. Treasury Notes	Dec. 2021	$4,050,492	$(25,306)
232	10 Year U.S. Treasury Notes	Dec. 2021	30,533,376	(318,218)
1	10 Year U.S. Ultra Treasury Notes	Dec. 2021	145,250	(2,298)
				(345,822)
Short Positions:
36	2 Year U.S. Treasury Notes	Dec. 2021	7,921,969	5,126
13	20 Year U.S. Treasury Bonds	Dec. 2021	2,069,844	53,373
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	1,146,375	41,851
				100,350
				$(245,472)

A4

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
185	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(10,504)	$(10,504)
370	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(22,051)	(22,051)
900	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(2,011)	(46,727)	(44,716)
555	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(26,120)	(26,120)
				$(2,011)	$(105,402)	$(103,391)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5